Issued Capital - Summary of Capital Issued (Parenthetical) (Detail) - shares	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of Capital and Reserve [line items]
Common shares outstanding	452,969,332	452,775,834	452,318,526	451,692,192	451,281,270	450,863,952
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Common shares issued	452,969,332		452,318,526
Common shares outstanding	452,969,332		452,318,526